Post-employment Benefits - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 480	R$ 717
Interest expense (income)	45,601	48,404
Actuarial loss arising from financial assumptions	(211,030)	(25,583)
Earnings on assets greater than discount rate	105,417	3,792
Contributions paid	(215)	(459)	R$ (327)
Actuarial gains and losses arising from adjustments to demographic assumptions	1,216	(33,636)
Superplus for the year	704,642	579,618
Net defined benefit liability	704,642	579,618
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,012,792	905,874
Current service cost	480	584
Interest expense (income)	91,849	83,476
Actuarial loss arising from financial assumptions	211,030	25,583
Actuarial (gain) loss arising from experience adjustment	(1,216)	58,550
Actuarial gains and losses arising from adjustments to demographic assumptions		(447)
Benefit payments	(65,305)	(60,828)
Ending balance	1,249,630	1,012,792	905,874
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(433,174)	(420,616)
Interest expense (income)	(39,299)	(38,648)
Earnings on assets greater than discount rate	(105,417)	(3,792)
Contributions paid	(32,403)	(30,946)
Benefit payments	65,305	60,828
Ending balance	R$ (544,988)	R$ (433,174)	R$ (420,616)